                                QUARTERLY REPORT TO SHAREHOLDERS

                                December 31, 2003

                                                                     LEGG MASON
                                                  SPECIAL INVESTMENT TRUST, INC.

                                                QUARTERLY REPORT TO SHAREHOLDERS
                                                                               1

TO OUR SHAREHOLDERS,

  We are pleased to provide you with the Legg Mason Special Investment Trust's report for the three months ended December 31, 2003. The following table summarizes key statistics for the Fund:

                                             Total Returns(A)
                                      -------------------------------
                                      3 Months   6 Months   12 Months
---------------------------------------------------------------------
Special Investment Trust
  Primary Class                       +13.55%    +20.93%     +54.36%
  Institutional Class                 +13.85%    +21.57%     +55.91%
Lipper Mid-Cap Core Funds(B)          +13.10%    +19.73%     +36.11%
Russell 2000 Index(C)                 +14.52%    +24.92%     +47.25%

  As the above table indicates, Special Investment Trust had another excellent quarter. For all of 2003, the Fund's strong 54.36% Primary Class total return substantially outperformed its comparative indices.

  Lisa Rapuano, who served as the Fund's portfolio manager since 2000, accepted a new position in January. She takes with her our gratitude for a job well done and our best wishes for the future. Bill Miller, who served as portfolio manager prior to Lisa, has resumed that role, with the assistance of other members of his investment team.

  Many Primary Class shareholders invest regularly in Special Investment Trust shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) Average of the 318 funds comprising the Lipper universe of mid-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds have more latitude in the companies in which they invest. Mid-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales- per-share growth value, compared to the S&P Mid-Cap 400 Index.

(C) Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

QUARTERLY REPORT TO SHAREHOLDERS
2

course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

       Sincerely,


         /s/ JOHN F. CURLEY, JR.           /s/ MARK R. FETTING
         John F. Curley, Jr.               Mark R. Fetting
         Chairman                          President

January 28, 2004

                                                QUARTERLY REPORT TO SHAREHOLDERS
                                                                               3

PERFORMANCE INFORMATION

LEGG MASON SPECIAL INVESTMENT TRUST, INC.

  The graphs on the following pages compare the Fund's total returns to the Russell Mid-Cap and S&P Mid-Cap 400 indices. The graphs illustrate the cumulative total return of an initial $10,000 investment for Primary Class and a $1,000,000 investment in the Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund's results and the indices' results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results.

QUARTERLY REPORT TO SHAREHOLDERS
4

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[PRIMARY CLASS]

                                               SPECIAL INVESTMENT TRUST -
                                                     PRIMARY CLASS            RUSSELL MID-CAP INDEX       S&P MID-CAP 400 INDEX
                                               --------------------------     ---------------------       ---------------------
12/31/1993                                               10000                        10000                       10000
                                                          9738                         9704                        9620
                                                          9017                         9494                        9269
                                                          9469                        10035                        9897
12/31/94                                                  8693                         9791                        9642
                                                          9117                        10810                       10431
                                                          9815                        11714                       11341
                                                         10666                        12753                       12448
12/31/95                                                 10649                        13164                       12625
                                                         11713                        13956                       13403
                                                         12356                        14350                       13789
                                                         12656                        14799                       14190
12/31/96                                                 13699                        15665                       15050
                                                         13069                        15537                       14826
                                                         15140                        17644                       17005
                                                         17429                        19988                       19739
12/31/97                                                 16730                        20209                       19904
                                                         18674                        22393                       22096
                                                         18514                        22055                       21622
                                                         14721                        18786                       18494
12/31/98                                                 20629                        22249                       23708
                                                         21821                        22145                       22195
                                                         23546                        24549                       25337
                                                         22798                        22439                       23209
12/31/99                                                 27960                        26306                       27198
                                                         28051                        28959                       30649
                                                         26127                        27652                       29639
                                                         26852                        29535                       33239
12/31/00                                                 24605                        28476                       31960
                                                         23075                        25487                       28516
                                                         26385                        27917                       32269
                                                         19447                        22931                       26924
12/31/01                                                 25161                        26874                       31767
                                                         26646                        28015                       33902
                                                         22645                        25341                       30746
                                                         20243                        20871                       25659
12/31/02                                                 22963                        22525                       27156
                                                         22692                        21992                       25952
                                                         29310                        26008                       30527
                                                         31217                        27681                       32538
12/31/03                                                 35444                        31548                       36829
                                                         22692                        21992                       25952
                                                         29310                        26008                       30527
                                                         31217                        27681                       32538
12/31/03                                                 35444                        31548                       36829

                                    Cumulative      Average Annual
                                   Total Return      Total Return
                      One Year        +54.36%          +54.36%
                      Five Years      +71.82%          +11.43%
                      Ten Years      +254.44%          +13.49%
                      -------------------------------------

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

---------------

(A) A market-weighted index that represents approximately 10% of the aggregate market value of U.S. domestic companies.

(B) Measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

                                                QUARTERLY REPORT TO SHAREHOLDERS
                                                                               5

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[INSTITUTIONAL CLASS]

                                               SPECIAL INVESTMENT TRUST -
                                                  INSTITUTIONAL CLASS         RUSSELL MID-CAP INDEX       S&P MID-CAP 400 INDEX
                                               --------------------------     ---------------------       ---------------------
12/1/1994                                               1000000                      1000000                     1000000
12/31/1994                                              1006340                      1013000                     1009200
                                                        1058110                      1118400                     1091800
                                                        1142530                      1212000                     1187000
                                                        1245140                      1319500                     1302900
12/31/1995                                              1246100                      1362000                     1321500
                                                        1373920                      1444000                     1402900
                                                        1453870                      1484700                     1443300
                                                        1493300                      1531200                     1485300
12/31/1996                                              1620420                      1620800                     1575300
                                                        1549920                      1607500                     1551800
                                                        1800840                      1825500                     1779900
                                                        2078590                      2068000                     2066100
12/31/1997                                              2000240                      2090900                     2083300
                                                        2238430                      2316800                     2312800
                                                        2225380                      2281900                     2263200
                                                        1773010                      1943600                     1935800
12/31/1998                                              2490310                      2302000                     2481500
                                                        2641590                      2291200                     2323200
                                                        2857490                      2539900                     2652100
                                                        2773810                      2321700                     2429300
12/31/1999                                              3411030                      2721700                     2846800
                                                        3430210                      2996200                     3208000
                                                        3203850                      2861000                     3102300
                                                        3301790                      3055800                     3479200
12/31/2000                                              3032870                      2946200                     3345200
                                                        2851930                      2637000                     2984800
                                                        3269100                      2888400                     3377600
                                                        2416890                      2372500                     2818100
12/31/2001                                              3135300                      2780500                     3325000
                                                        3327900                      2898600                     3548500
                                                        2835980                      2621800                     3218200
                                                        2542150                      2159400                     2685800
12/31/2002                                              2892450                      2330500                     2842400
                                                        2865100                      2275400                     2716400
                                                        3709540                      2690900                     3195300
                                                        3961020                      2864000                     3405800
12/31/2003                                              4509600                      3264100                     3854900

                                        Cumulative      Average Annual
                                       Total Return      Total Return
                      One Year            +55.91%          +55.91%
                      Five Years          +81.08%          +12.61%
                      Life of Class*     +350.96%          +18.04%
                      -----------------------------------------
                      * Inception date: December 1, 1994
                      -----------------------------------------

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

---------------

(C) Index returns are for periods beginning November 30, 1994.

QUARTERLY REPORT TO SHAREHOLDERS
6

SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

Common Stock and Equity Interests (as a percentage of net assets)

[Special Investment Trust Sectors Pie Chart]

Consumer Discretionary                                      26.6
Consumer Staples                                             2.2
Financials                                                  17.4
Health Care                                                 12.9
Industrials                                                  8.1
Information Technology                                      15.2
Telecommunication Services                                  14.8

TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
Amazon.com, Inc.                                             7.5%
Nextel Communications, Inc.                                  5.6%
Level 3 Communications, Inc.                                 5.4%
InterActiveCorp                                              5.0%
Wellpoint Health Networks Inc.                               4.6%
Providian Financial Corporation                              4.5%
Radian Group Inc.                                            3.6%
Republic Services, Inc.                                      3.5%
Mandalay Resort Group                                        3.3%
Sybase, Inc.                                                 3.2%

                                                QUARTERLY REPORT TO SHAREHOLDERS
                                                                               7

SELECTED PORTFOLIO PERFORMANCE(D)

Strongest performers for the 4th quarter 2003(E)
-----------------------------------------------------------------------
 1.  XM Satellite Radio Holdings Inc.                            +69.6%
 2.  AmeriCredit Corp.                                           +54.7%
 3.  Nextel Communications, Inc.                                 +42.4%
 4.  E*TRADE Financial Corporation                               +36.6%
 5.  Sovereign Bancorp, Inc.                                     +28.2%
 6.  Manpower Inc.                                               +27.2%
 7.  Wellpoint Health Networks Inc.                              +25.8%
 8.  Sybase, Inc.                                                +21.0%
 9.  Amdocs Limited                                              +19.6%
10.  Acxiom Corporation                                          +18.3%

Weakest performers for the 4th quarter 2003(E)
-----------------------------------------------------------------------
 1.  Big Lots, Inc.                                              -10.1%
 2.  CNET Networks, Inc.                                          -3.1%
 3.  Providian Financial Corporation                              -1.3%
 4.  Cincinnati Bell Inc.                                         -0.8%
 5.  Sabre Holdings Corporation                                   +0.8%
 6.  Cell Genesys, Inc.                                           +1.7%
 7.  InterActiveCorp                                              +2.3%
 8.  Anthem, Inc.                                                 +5.2%
 9.  Level 3 Communications, Inc.                                 +5.2%
10.  DeVry, Inc.                                                  +6.2%

PORTFOLIO CHANGES

Securities added during the 4th quarter 2003
--------------------------------------------
Mattel, Inc.
NII Holdings Inc.
Securities sold during the 4th quarter 2003
--------------------------------------------
Amazon.com, Inc., Cv., 4.75%, due
  2/1/09
Research In Motion Limited

---------------

(D) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(E) Securities held for the entire quarter.

QUARTERLY REPORT TO SHAREHOLDERS
8

PORTFOLIO OF INVESTMENTS

LEGG MASON SPECIAL INVESTMENT TRUST, INC.
December 31, 2003 (Unaudited)
(Amounts in Thousands)

                                                Shares/Par         Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 97.2%
Consumer Discretionary -- 26.6%
  Hotels, Restaurants and Leisure -- 3.3%
  Mandalay Resort Group                            2,500         $  111,800
                                                                 ----------
  Internet and Catalog Retail -- 12.5%
  Amazon.com, Inc.                                 4,800            252,672(A)
  InterActiveCorp                                  5,000            169,650(A)
                                                                 ----------
                                                                    422,322
                                                                 ----------
  Leisure Equipment and Products -- 1.2%
  Mattel, Inc.                                     2,100             40,467
                                                                 ----------
  Media -- 8.2%
  Gemstar-TV Guide International, Inc.             6,100             30,805(A)
  The Interpublic Group of Companies, Inc.         4,570             71,287(A)
  WPP Group plc                                    8,816             86,316
  XM Satellite Radio Holdings Inc.                 3,366             88,721(A)
                                                                 ----------
                                                                    277,129
                                                                 ----------
  Multiline Retail -- 1.4%
  Big Lots, Inc.                                   3,375             47,959(A)
                                                                 ----------
Consumer Staples -- 2.2%
  Beverages -- 2.2%
  The Pepsi Bottling Group, Inc.                   3,100             74,958
                                                                 ----------
Financials -- 17.4%
  Capital Markets -- 0.4%
  E*TRADE Financial Corporation                    1,096             13,862(A)
                                                                 ----------

                                                QUARTERLY REPORT TO SHAREHOLDERS
                                                                               9

                                                Shares/Par         Value
---------------------------------------------------------------------------
Financials -- Continued
Commercial Banks -- 2.6%
  Banknorth Group, Inc.                            1,600         $   52,048
  UnionBanCal Corporation                            608             34,996
                                                                 ----------
                                                                     87,044
                                                                 ----------
  Consumer Finance -- 6.3%
  AmeriCredit Corp.                                4,000             63,720(A)
  Providian Financial Corporation                 13,000            151,320(A)
                                                                 ----------
                                                                    215,040
                                                                 ----------
  Insurance -- 2.0%
  UnumProvident Corporation                        4,200             66,234
                                                                 ----------
  Thrifts and Mortgage Finance -- 6.1%
  Radian Group Inc.                                2,500            121,875
  Sovereign Bancorp, Inc.                          3,600             85,500
                                                                 ----------
                                                                    207,375
                                                                 ----------
Health Care -- 12.9%
  Biotechnology -- 0.8%
  Cell Genesys, Inc.                               2,100             27,174(A,B)
                                                                 ----------
  Health Care Providers and Services -- 12.1%
  Anthem, Inc.                                       630             47,250(A)
  Caremark Rx, Inc.                                4,100            103,853(A)
  Priority Healthcare Corporation                  2,600             62,686(A,B)
  Tenet Healthcare Corporation                     2,500             40,125(A)
  Wellpoint Health Networks Inc.                   1,600            155,184(A)
                                                                 ----------
                                                                    409,098
                                                                 ----------

QUARTERLY REPORT TO SHAREHOLDERS
10

                                                Shares/Par         Value
---------------------------------------------------------------------------
Industrials -- 8.1%
  Commercial Services and Supplies -- 8.1%
  DeVry, Inc.                                      3,200         $   80,416(A)
  Manpower Inc.                                    1,601             75,375
  Republic Services, Inc.                          4,634            118,764
                                                                 ----------
                                                                    274,555
                                                                 ----------
Information Technology -- 15.2%
  Internet Software and Services -- 2.6%
  CNET Networks, Inc.                             13,000             88,660(A,B)
                                                                 ----------
  IT Consulting and Services -- 7.0%
  Accenture Ltd.                                   2,737             72,046(A)
  Acxiom Corporation                               4,000             74,280(A)
  Ceridian Corporation                             3,000             62,820(A)
  Sabre Holdings Corporation                       1,257             27,147
                                                                 ----------
                                                                    236,293
                                                                 ----------
  Software -- 5.6%
  Amdocs Limited                                   1,614             36,274(A)
  Sybase, Inc.                                     5,179            106,590(A,B)
  Symantec Corporation                             1,400             48,510(A)
                                                                 ----------
                                                                    191,374
                                                                 ----------
Telecommunication Services -- 14.8%
  Diversified Telecommunication Services -- 7.2%
  Cincinnati Bell Inc.                            11,844             59,812(A)
  Level 3 Communications, Inc.                    32,324            184,246(A)
                                                                 ----------
                                                                    244,058
                                                                 ----------

                                              QUARTERLY REPORT TO SHAREHOLDERS
                                                                            11

                                                Shares/Par         Value
---------------------------------------------------------------------------
Wireless Telecommunication Services -- 7.6%
  Nextel Communications, Inc.                      6,800         $  190,808(A)
  NII Holdings Inc.                                  900             67,167(A)
                                                                 ----------
                                                                    257,975
                                                                 ----------
Total Common Stock and Equity Interests (Identified
  Cost -- $1,909,237)                                             3,293,377
---------------------------------------------------------------------------
Repurchase Agreements -- 2.7%
Goldman Sachs & Company
  0.97%, dated 12/31/03, to be repurchased at
  $45,224 on 1/2/04 (Collateral: $46,622
  Fannie Mae mortgage-backed securities, 5%,
  due 10/1/33, value $46,321)                    $45,222             45,222
State Street Bank & Trust Company
  0.9%, dated 12/31/03, to be repurchased at
  $45,224 on 1/2/04 (Collateral: $5,280
  Freddie Mac notes, 2%, due 1/21/05, value
  $5,330; $40,590 Fannie Mae notes, 2.04%, due
  10/20/05, value $40,812)                        45,221             45,221
                                                                 ----------
Total Repurchase Agreements (Identified Cost -- $90,443)             90,443
---------------------------------------------------------------------------
Total Investments -- 99.9% (Identified Cost -- $1,999,680)        3,383,820
Other Assets Less Liabilities -- 0.1%                                 3,449
                                                                 ----------
NET ASSETS -- 100.0%                                             $3,387,269
                                                                 ==========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                      $44.49
                                                                 ==========
  INSTITUTIONAL CLASS                                                $49.86
                                                                 ==========
---------------------------------------------------------------------------

(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2003, the total market value of Affiliated Companies was $285,110 and the identified cost was $225,296.

NOTES

Investment Adviser

   Legg Mason Funds Management, Inc.

   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP

   Baltimore, MD

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-285                                                  [LEGG MASON FUNDS LOGO]